CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (568,873)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	(442,500)
Interest earned on marketable securities held in Trust Account	(9,721)
Transaction costs incurred in connection with warrant	241,311
Changes in operating assets and liabilities:
Prepaid expenses	(143,333)
Accounts payable and accrued expenses	255,519
Net cash used in operating activities	(667,597)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(287,500,000)
Net cash used in investing activities	(287,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	281,750,000
Proceeds from sale of Private Placement Warrants	7,750,000
Repayment of promissory note - related party	(160,000)
Payment of offering costs	(462,672)
Net cash provided by financing activities	288,877,328
Net Change in Cash	709,731
Cash - Beginning	172,854
Cash - Ending	882,585
Non-cash investing and financing activities:
Remeasurement adjustment on redeemable common stock	16,716,736
Payment of deferred offering costs by the Sponsor in exchange for the issuance of Class B common stock	$ 35,000